STOCK-BASED COMPENSATION - Additional information (Details Textual) $ / shares in Units, ¥ in Thousands										1 Months Ended	7 Months Ended	12 Months Ended
	Jan. 02, 2020 $ / shares shares	Jan. 02, 2019 $ / shares shares	Sep. 01, 2018 $ / shares	Jun. 01, 2018 $ / shares	Mar. 01, 2018 $ / shares shares	Jan. 02, 2018 $ / shares shares	Dec. 28, 2017 USD ($) $ / shares shares	Dec. 22, 2017 $ / shares shares	Oct. 02, 2017 $ / shares shares	Jan. 31, 2014 $ / shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												3 months 4 days	3 months 4 days	4 years 7 days
Share-based compensation expense												$ 1,933,000	¥ 13,161	¥ 12,188	¥ 4,313
Aggregate intrinsic value | $												$ 344,000				$ 189,000
Employees
Sale of treasury stock (in shares) | shares												30,000	30,000
Share-based compensation expense | ¥													¥ 1,595
Decrease in treasury stock value | ¥													¥ 7,212
Tranche 9 [Member]
Exercise price (USD)												$ 12.70
Tranche 10 [Member]
Exercise price (USD)												14.80
Tranche 11 [Member]
Exercise price (USD)												13.80
Tranche 12 [Member]
Exercise price (USD)												20.50
Tranche 13 [Member]
Exercise price (USD)												16.50
Tranche 14 [Member]
Exercise price (USD)												20.00
Tranche 15 [Member]
Exercise price (USD)												20.70
Tranche 16 [Member]
Number of options granted | shares									2,500
Exercise price (USD)									$ 16.5			16.50
Tranche 17 [Member]
Exercise price (USD)								$ 8.0				8.00
Tranche 18 [Member]
Number of options granted | shares						29,000
Exercise price (USD)						$ 9.1						9.10
Tranche 19 [Member]
Number of options granted | shares					20,000
Exercise price (USD)					$ 8.2							8.20
Tranche 20 [Member]
Number of options granted | shares		36,000												36,000
Exercise price (USD)		$ 5.19										5.19
Tranche 21 [Member]
Number of options granted | shares	38,000													38,000
Exercise price (USD)	$ 5.3											5.30
2005 Performance Equity Plan [Member] | Tranche 5 [Member] | After Adjustment Awards [Member]
Exercise price (USD)												$ 20.70
2005 Performance Equity Plan [Member] | Tranche 9 [Member] | After Adjustment Awards [Member]
Exercise price (USD)										$ 5.19
2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares												33,000				59,000
Restricted Stock [Member]
Number of options granted | shares												320,000	320,000	207,800
Share-based compensation expense | ¥													¥ 11,566	¥ 11,218	0
Restricted Stock [Member] | Board of Directors Chairman [Member]
Number of options granted | shares							33,000				22,500
Exercise price (USD)			$ 6.6	$ 7.2	$ 8.6		$ 8.7
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							5 days
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost | $							$ 1,881				$ 167,925
2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares												247,300				247,300
2014 Performance Equity Plan [Member] | Tranche 17 [Member]
Number of options granted | shares								8,800
Share-based Payment Arrangement, Option [Member]
Share-based compensation expense | ¥													¥ 658	¥ 904	¥ 4,313
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period												5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year	1 year
Minimum [Member] | After Adjustment Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period												5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year	1 year
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period												10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												5 years	5 years
Maximum [Member] | After Adjustment Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period												10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												10 years	10 years